SCHEDULE OF COMPANIES SUBSIDIARIES (Details)			12 Months Ended
		Mar. 28, 2025	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		4.99%
Security matters (SMX) PLC [member]
IfrsStatementLineItems [Line Items]
Country of incorporation of subsidiary			Ireland
Proportion of ownership interest in subsidiary			100.00%	100.00%
Security matters PTY ltd [member]
IfrsStatementLineItems [Line Items]
Country of incorporation of subsidiary			Australia
Proportion of ownership interest in subsidiary			100.00%	100.00%
Lionheart III corp [member]
IfrsStatementLineItems [Line Items]
Country of incorporation of subsidiary			USA
Proportion of ownership interest in subsidiary			100.00%	100.00%
SMX (security matters) ireland limited [member]
IfrsStatementLineItems [Line Items]
Country of incorporation of subsidiary			Ireland
Proportion of ownership interest in subsidiary			100.00%	100.00%
SMX fashion and luxury [member]
IfrsStatementLineItems [Line Items]
Country of incorporation of subsidiary			France
Proportion of ownership interest in subsidiary			100.00%	100.00%
True silver SMX platform ltd [member]
IfrsStatementLineItems [Line Items]
Country of incorporation of subsidiary			Canada
Proportion of ownership interest in subsidiary			100.00%	100.00%
SMX (security matters) israel ltd [member]
IfrsStatementLineItems [Line Items]
Country of incorporation of subsidiary			Israel
Proportion of ownership interest in subsidiary			100.00%	100.00%
Security matters canada ltd. [member]
IfrsStatementLineItems [Line Items]
Country of incorporation of subsidiary			Canada
Proportion of ownership interest in subsidiary			100.00%	100.00%
SMX beverages pty ltd. [member]
IfrsStatementLineItems [Line Items]
Country of incorporation of subsidiary			Australia
Proportion of ownership interest in subsidiary			100.00%	100.00%
SMX circular economy platform PTE, ltd. [member]
IfrsStatementLineItems [Line Items]
Country of incorporation of subsidiary			Singapore
Proportion of ownership interest in subsidiary			70.00%	70.00%
True gold consortium pty ltd [member]
IfrsStatementLineItems [Line Items]
Country of incorporation of subsidiary			Australia
Proportion of ownership interest in subsidiary			52.90%	52.90%
SMX circular economy FZCO [member]
IfrsStatementLineItems [Line Items]
Country of incorporation of subsidiary	[1]		UAE
Proportion of ownership interest in subsidiary	[1]		100.00%
Yahaloma technologies inc [member]
IfrsStatementLineItems [Line Items]
Country of incorporation of subsidiary			Canada
Proportion of ownership interest in subsidiary			50.00%	50.00%

[1]	On March 26, 2025, the Company established a fully owned entity incorporated in Dubai Multi Commodities Centre Authority, United Arab Emirates.